DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Exposure of Trade Receivables by Customer) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	$ 18,438	$ 22,153
End-user customers [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	9,453	9,253
Distributors [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	7,199	11,860
Non-government customers [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	$ 1,786	$ 1,040